Inventories	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Inventories

18. Inventories

	2021	2020
Raw materials and consumables	17,296	7,056
Finished goods	78,365	30,875
Advances to suppliers	—	1,184
Total	95,661	39,115

Inventories recognized as an expense during the year ended December 31, 2021 amounted to $459.7 ($251.2) million and were included in cost of goods sold.

Write-downs of inventories to net realizable value amounted to $5.1 ($2.0) million. The write-downs were recognized as an expense during the years ended December 31, 2021 and 2020 and included in cost of goods sold in the statement of operations.